Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Reconciliation of Basic and Diluted Earnings (Loss) Per Share
The following is a reconciliation of the numerators and denominators of the basic and diluted earnings (loss) per share computations for the periods presented ($000, except per share):

Year Ended June 30,	2025	2024	2023
Numerator
Net earnings (loss) attributable to Coherent Corp.	$49,364	$(156,154)	$(259,458)
Deduct Series A preferred stock dividends	—	—	(27,600)
Deduct Series B dividends and deemed dividends	(129,926)	(123,357)	(116,612)
Basic loss available to the common shareholders	$(80,562)	$(279,511)	$(403,670)

Diluted loss available to the common shareholders	$(80,562)	$(279,511)	$(403,670)

Denominator
Diluted weighted average common shares	154,755	151,642	137,578

Basic loss per common share	$(0.52)	$(1.84)	$(2.93)

Diluted loss per common share	$(0.52)	$(1.84)	$(2.93)

Schedule of Potential Shares Excluded from Calculation of Diluted Net Earnings (Loss) Per Share
The following table presents potential shares of common stock excluded from the calculation of diluted net earnings (loss) per share, as their effect would have been antidilutive (in thousands of shares):

Year Ended June 30,	2025	2024	2023
Series A Mandatory Convertible Preferred Stock	—	—	10,423
Series B Convertible Preferred Stock	29,103	27,691	26,349
Common stock equivalents	4,548	2,940	2,271
Total anti-dilutive shares	33,651	30,631	39,043